INCENTIVE STOCK PLANS - Performance Shares (Details) - Performance Shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for performance shares granted during year (in shares)	320,640	285,863	193,333
Weighted average fair value of performance share units granted (in dollars per share)	$ 34.51	$ 37.77	$ 45.68
Intrinsic value of outstanding performance share units	$ 11,463	$ 12,730	$ 13,123
Fair value of performance shares vested	6,388	5,863	5,549
Cash used to purchase common shares from current and former employees to pay withholding tax requirements on restricted shares vested	$ 1,975	$ 2,342	$ 2,454